SHARE-BASED COMPENSATION - Stock-based compensation expense to be recognized (Details)	Mar. 31, 2026 USD ($)
SHARE-BASED COMPENSATION
2027	$ 2,981,650
2028	3,577,980
2029	2,385,320
2030	1,788,990
Total	$ 10,733,940